Commitments And Contingencies (Tables)	12 Months Ended
Dec. 29, 2011
Commitments And Contingencies [Abstract]
Schedule Of Minimum Lease Payments Under Noncancelable Operating Leases

2012...	$ 2.3
2013...	2.3
2014...	2.4
2015...	2.3
2016...	2.3
Thereafter...	7.2

Total...	$ 18.8